Note 12 - Income Taxes (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2009
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Deferred Tax Assets, Gross	$ 2,681,762	$ 2,499,609
Deferred Tax Assets, Operating Loss Carryforwards	573,926	960,984
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	4,647	7,738
Unrecognized Tax Benefits, Income Tax Penalties Accrued	10,400	5,735
Income Tax Examination, Penalties and Interest Accrued	93,709	108,756
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	92,817	110,741
AOS Acquisition [Member]
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Gross				1,517,605
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,680,000			$ 4,455,525